Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 88,889	$ (2,094)	$ (101,833)	$ (15,038)
Balance (in Shares) at Dec. 31, 2020	461,285,824
Issuance of shares, net of issuance costs of $129		21,430			21,430
Issuance of shares, net of issuance costs of $129 (in Shares)	277,762,720
Share-based compensation		2,757			2,757
Other comprehensive income			39		39
Net loss				(8,206)	(8,206)
Balance at Dec. 31, 2021		113,076	(2,055)	(110,039)	982
Balance (in Shares) at Dec. 31, 2021	739,048,544
Issuance of shares, net of issuance costs of $129		1,154			1,154
Issuance of shares, net of issuance costs of $129 (in Shares)	168,104,520
Exercise of warrants		250			250
Exercise of warrants (in Shares)	75,060,000
Share-based compensation		1,602			1,602
Share-based compensation (in Shares)	7,077,720
Other comprehensive income			48		48
Net loss				(5,796)	(5,796)
Balance at Dec. 31, 2022		116,082	(2,007)	(115,835)	$ (1,760)
Balance (in Shares) at Dec. 31, 2022	989,290,784				989,290,784
Exercise of warrants		801			$ 801
Exercise of warrants (in Shares)	584,015,200				27,976,800
Vested RSU’s
Vested RSU’s (in Shares)	8,108,400
Issuance of warrants and shares, net of issuance costs of $86		1,086			1,086
Issuance of warrants and shares, net of issuance costs of $86 (in Shares)	160,000,000
Reclassification of warrants liability to equity		398			398
Shares issued for services		270			270
Shares issued for services (in Shares)	115,755,600
Share-based compensation		869			869
Other comprehensive income			267		267
Net loss				(6,500)	(6,500)
Balance at Dec. 31, 2023		$ 119,421	$ (1,740)	$ (122,335)	$ (4,569)
Balance (in Shares) at Dec. 31, 2023	1,857,169,984				1,857,169,984